UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3455

The North Carolina Capital Management Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2012

Item 1. Reports to Stockholders

Cash Portfolio
Term Portfolio

Semiannual Report

December 31, 2012

NC-SANN-0213
1.540079.115

Contents

THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Cash Portfolio:
Investment Changes/ Performance	(Click Here)
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Term Portfolio:
Investment Changes	(Click Here)
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-222-3232 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2012 to December 31, 2012).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period* July 1, 2012 toDecember 31, 2012
Cash Portfolio	.20%
Actual		$ 1,000.00	$ 1,000.30	$ 1.01
HypotheticalA		$ 1,000.00	$ 1,024.20	$ 1.02
Term Portfolio	.23%
Actual		$ 1,000.00	$ 1,001.20	$ 1.16
HypotheticalA		$ 1,000.00	$ 1,024.05	$ 1.17

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

The North Carolina Capital Management Trust: Cash Portfolio

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 12/31/12	% of fund's investments 6/30/12	% of fund's investments 12/31/11
1 - 7	31.4	16.2	34.1
8 - 30	13.1	42.5	22.3
31 - 60	29.1	9.1	18.5
61 - 90	13.8	8.0	8.6
91 - 180	8.0	20.3	7.4
> 180	4.6	3.9	9.1
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	12/31/12	6/30/12	12/31/11
Cash Portfolio	51 Days	57 Days	51 Days
All Taxable Money Market Funds Average *	45 Days	45 Days	41 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	12/31/12	6/30/12	12/31/11
Cash Portfolio	80 Days	67 Days	56 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of December 31, 2012	As of June 30, 2012
Commercial Paper 59.1%	Commercial Paper 58.9%
Variable Rate Demand Notes (VRDNs) 3.5%	Variable Rate Demand Notes (VRDNs) 6.1%
Treasury Debt 7.3%	Treasury Debt 14.9%
Government Agency Debt** 6.0%	Government Agency Debt** 13.3%
Repurchase Agreements 24.1%	Repurchase Agreements 6.8%
Net Other Assets (Liabilities) 0.0%	Net Other Assets (Liabilities) 0.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Current and Historical Seven-Day Yields
	12/31/12	9/30/12	6/30/12	3/31/12	1/3/12
Cash Portfolio	0.07%	0.04%	0.06%	0.08%	0.07%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending December 31, 2012, the most recent period shown in the table, would have been 0.02%.

* Source: iMoneyNet, Inc.

** Includes Federal Financing Bank Supported Student Loan Short-term Notes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

The North Carolina Capital Management Trust: Cash Portfolio

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Financial Company Commercial Paper (d) - 51.1%
	Yield (a)	Principal Amount	Value
Australia & New Zealand Banking Group Ltd.
5/8/13	0.21% (c)	$ 50,000,000	$ 49,993,045
Bank of Nova Scotia
2/14/13	0.21	75,000,000	74,980,750
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
1/4/13	0.35	4,000,000	3,999,883
Barclays U.S. Funding Corp.
2/1/13	0.25	120,000,000	119,974,167
BNP Paribas Finance, Inc.
3/28/13	0.31	50,000,000	49,962,972
Commonwealth Bank of Australia
1/16/13 to 6/21/13	0.20 to 0.32 (c)	133,000,000	132,984,103
ConocoPhillips Qatar Funding Ltd.
2/1/13 to 2/8/13	0.25	12,420,000	12,417,083
Credit Suisse
2/19/13 to 3/21/13	0.26 to 0.27	124,000,000	123,934,124
DNB Bank ASA
1/7/13 to 3/25/13	0.25 to 0.30	51,000,000	50,983,027
General Electric Capital Corp.
4/19/13 to 4/30/13	0.25	28,000,000	27,978,083
JPMorgan Chase & Co.
3/13/13 to 5/28/13	0.28 to 0.33 (c)	191,000,000	191,002,856
Mitsubishi UFJ Trust & Banking Corp.
1/3/13 to 2/28/13	0.31 to 0.50	139,000,000	138,917,196
Natexis Banques Populaires U.S. Finance Co. LLC
2/4/13	0.30	30,000,000	29,991,500
National Australia Funding, Inc.
2/4/13 to 2/6/13	0.22 to 0.23	175,000,000	174,962,347
Nationwide Building Society
3/4/13 to 3/7/13	0.30	6,000,000	5,996,800

	Yield (a)	Principal Amount	Value
Nordea North America, Inc.
4/4/13	0.25%	$ 16,000,000	$ 15,989,667
PNC Bank NA
2/12/13 to 2/15/13	0.24 to 0.39	19,000,000	18,993,020
Skandinaviska Enskilda Banken AB
2/1/13 to 3/6/13	0.26 to 0.28	25,000,000	24,991,591
Societe Generale North America, Inc.
2/1/13	0.35	63,000,000	62,981,012
Sumitomo Mitsui Banking Corp.
2/11/13 to 5/17/13	0.34 to 0.44	182,000,000	181,852,303
Svenska Handelsbanken, Inc.
1/15/13 to 5/20/13	0.24 to 0.28	190,000,000	189,928,176
Swedbank AB
3/28/13	0.28	32,000,000	31,978,596
Toronto Dominion Holdings (USA)
1/10/13 to 5/16/13	0.20 to 0.27	180,000,000	179,947,804
Toyota Motor Credit Corp.
3/1/13 to 3/8/13	0.27 to 0.32	69,000,000	68,965,764
UBS Finance, Inc.
1/14/13 to 4/25/13	0.31 to 0.45	47,000,000	46,952,053
Westpac Banking Corp.
3/6/13 to 7/1/13	0.22 to 0.28 (c)	75,000,000	74,994,916
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER			2,085,652,838
Asset Backed Commercial Paper (d) - 8.0%
	Yield (a)	Principal Amount	Value
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

1/8/13	0.25%	$ 39,037,000	$ 39,035,102
2/28/13	0.25	12,000,000	11,995,167
Liberty Street Funding LLC (Bank of Nova Scotia Guaranteed)

2/7/13	0.24	46,000,000	45,988,653
3/11/13	0.23	40,000,000	39,982,367
Market Street Funding LLC (Liquidity Facility PNC Bank NA)
3/6/13	0.22	41,000,000	40,983,964
Northern Pines Funding LLC (Liquidity Facility Shanghai Bestway Marine Engineering Design Co. Ltd.)

3/4/13	0.34	8,000,000	7,995,316
3/12/13	0.31	25,000,000	24,984,931
3/21/13	0.31	75,000,000	74,948,979
Salisbury Receivables Co. LLC (Barclays Bank PLC Guaranteed)
2/22/13	0.24	40,000,000	39,986,133
TOTAL ASSET BACKED COMMERCIAL PAPER			325,900,612
Treasury Debt - 7.3%

U.S. Treasury Obligations - 7.3%
U.S. Treasury Notes
1/31/13 to 1/15/14	0.16 to 0.24	294,000,000	296,397,503
Variable Rate Demand Note - 3.5%
	Yield (a)	Principal Amount	Value
North Carolina - 3.5%
Charlotte Wtr. & Swr. Sys. Rev. Series 2002 C, (Liquidity Facility Bank of America NA), VRDN
1/7/13	0.13% (c)	$ 26,400,000	$ 26,400,000
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. (Campbell Univ. Proj.) Series 2009, LOC Branch Banking & Trust Co., VRDN
1/7/13	0.13 (c)	6,700,000	6,700,000
North Carolina Med. Care Commission Health Care Facilities Rev. (Univ. Health Systems of Eastern Carolina) Series 2008 A1, LOC Bank of America NA, VRDN
1/7/13	0.16 (c)	48,170,000	48,170,000
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 B, LOC Wells Fargo Bank NA, VRDN
1/7/13	0.15 (c)	59,250,000	59,250,000
TOTAL VARIABLE RATEDEMAND NOTE			140,520,000
Government Agency Debt - 6.0%

Federal Agencies - 5.8%
Fannie Mae
2/22/13 to 9/11/14	0.17 to 0.19 (c)	30,000,000	30,006,274
Federal Home Loan Bank
2/15/13 to 6/25/14	0.17 to 0.22 (c)	137,000,000	137,428,143
Freddie Mac
12/5/14	0.22 (c)	70,000,000	70,000,000
			237,434,417
Other Government Related - 0.2%
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)
1/15/13	0.18 (b)	9,000,000	8,999,595
TOTAL GOVERNMENTAGENCY DEBT			246,434,012
Treasury Repurchase Agreement - 24.1%
	Maturity Amount	Value
In a joint trading account at 0.16% dated 12/31/12 due 1/2/13 (Collateralized by U.S. Treasury Obligations) #	$ 923,125,215	$ 923,117,000
With BNP Paribas Securities Corp. at 0.18%, dated 12/5/12 due 1/7/13 (Collateralized by U.S. Treasury Obligations valued at $63,248,912, 0% - 4%, 6/13/13 - 2/15/14)	62,018,910	62,000,000
TOTAL TREASURY REPURCHASE AGREEMENT		985,117,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,080,021,965)		4,080,021,965
NET OTHER ASSETS (LIABILITIES) - 0.0%		870,527
NET ASSETS - 100%		$ 4,080,892,492
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) The Federal Financing Bank (FFB), an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury, has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $8,999,595, or 0.2% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(d) Cash Portfolio only purchases commercial paper with the highest possible ratings from at least one nationally recognized rating service. A substantial portion of Cash Portfolio's investments are in commercial paper of banks, finance companies and companies in the securities industry.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$923,117,000 due 1/02/13 at 0.16%
Deutsche Bank Securities, Inc.	$ 452,871,658
UBS Securities LLC	470,245,342
$ 923,117,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

The North Carolina Capital Management Trust: Cash Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $985,117,000) - See accompanying schedule: Unaffiliated issuers (cost $4,080,021,965)		$ 4,080,021,965
Cash		908
Receivable for fund shares sold		5,477,708
Interest receivable		1,074,338
Receivable from investment adviser for expense reductions		41,101
Total assets		4,086,616,020

Liabilities
Payable for fund shares redeemed	$ 5,018,207
Distributions payable	18,771
Accrued management fee	591,541
Other affiliated payables	95,009
Total liabilities		5,723,528

Net Assets		$ 4,080,892,492
Net Assets consist of:
Paid in capital		$ 4,080,839,329
Distributions in excess of net investment income		(66,390)
Accumulated undistributed net realized gain (loss) on investments		119,553
Net Assets, for 4,078,826,378 shares outstanding		$ 4,080,892,492
Net Asset Value, offering price and redemption price per share ($4,080,892,492 ÷ 4,078,826,378 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended December 31, 2012 (Unaudited)

Investment Income
Interest		$ 4,546,148

Expenses
Management fee	$ 4,266,964
Independent trustees' compensation	70,187
Total expenses before reductions	4,337,151
Expense reductions	(757,729)	3,579,422
Net investment income (loss)		966,726
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		119,553
Net increase in net assets resulting from operations		$ 1,086,279

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

The North Carolina Capital Management Trust: Cash Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2012 (Unaudited)	Year ended June 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 966,726	$ 2,520,386
Net realized gain (loss)	119,553	29,253
Net increase in net assets resulting from operations	1,086,279	2,549,639
Distributions to shareholders from net investment income	(966,805)	(2,516,994)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	5,409,850,990	10,515,730,748
Reinvestment of distributions	897,034	2,315,891
Cost of shares redeemed	(5,034,816,228)	(10,804,622,054)
Net increase (decrease) in net assets and shares resulting from share transactions	375,931,796	(286,575,415)
Total increase (decrease) in net assets	376,051,270	(286,542,770)

Net Assets
Beginning of period	3,704,841,222	3,991,383,992
End of period (including distributions in excess of net investment income of $66,390 and distributions in excess of net investment income of $66,311, respectively)	$ 4,080,892,492	$ 3,704,841,222

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	.001	.001	.002	.017	.042
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	.001	.001	.002	.017	.042
Distributions from net investment income	- E	(.001)	(.001)	(.002)	(.017)	(.042)
Distributions from net realized gain	-	-	-	- E	-	-
Total distributions	- E	(.001)	(.001)	(.002)	(.017)	(.042)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.03%	.06%	.12%	.19%	1.73%	4.32%
Ratios to Average Net Assets D
Expenses before reductions	.24% A	.24%	.24%	.24%	.26%	.23%
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.23%	.25%	.22%
Expenses net of all reductions	.20% A	.20%	.20%	.23%	.25%	.22%
Net investment income (loss)	.05% A	.06%	.12%	.19%	1.67%	4.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,080,892	$ 3,704,841	$ 3,991,384	$ 4,199,259	$ 6,445,068	$ 6,398,730

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

The North Carolina Capital Management Trust: Term Portfolio

Investment Changes (Unaudited)

Weighted Average Maturity as of December 31, 2012
6 months ago
Years	0.2	0.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2012
6 months ago
Years	0.2	0.2

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of December 31, 2012	As of June 30, 2012
Commercial Paper 95.5%	Commercial Paper 98.7%
Other Short-Term Investments and Net Other Assets (Liabilities) 4.5%	Other Short-Term Investments and Net Other Assets (Liabilities) 1.3%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

The North Carolina Capital Management Trust: Term Portfolio

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Commercial Paper - 95.5%
	Principal Amount	Value
ABN AMRO Funding USA LLC:
0.4% 2/13/13	$ 1,890,000	$ 1,889,473
0.4% 2/14/13	12,000,000	11,996,550
0.4% 2/14/13	6,000,000	5,998,275
0.45% 3/20/13	19,000,000	18,988,534
0.45% 3/21/13	25,000,000	24,984,610
Atlantic Asset Securitization Corp.:
0.25% 1/11/13 (Liquidity Facility Credit Agricole CIB)	10,000,000	9,999,236
0.4% 1/7/13 (Liquidity Facility Credit Agricole CIB)	40,000,000	39,998,676
0.5% 1/9/13 (Liquidity Facility Credit Agricole CIB)	10,000,000	9,999,575
Barclays Bank PLC/Barclays U.S. CCP Funding LLC yankee:
0.5% 5/15/13	20,000,000	19,980,500
0.5% 6/3/13	40,000,000	39,949,864
BNP Paribas Finance, Inc. yankee:
0.32% 1/11/13	15,000,000	14,999,267
0.34% 2/1/13	8,000,000	7,998,782
0.35% 2/21/13	9,000,000	8,997,422
0.39% 1/8/13	11,000,000	10,999,610
Commonwealth Bank of Australia yankee:
0.28% 5/15/13	6,000,000	5,994,488
0.32% 2/1/13	20,000,000	19,997,132
Credit Suisse yankee 0.55% 1/3/13	25,000,000	24,999,668
Deutsche Bank Financial LLC yankee 0.5% 3/25/13	20,000,000	19,988,520
DNB Bank ASA yankee:
0.25% 3/27/13	14,000,000	13,992,275
0.3% 5/6/13	25,000,000	24,977,775
0.32% 1/28/13	5,450,000	5,449,363
0.35% 6/12/13	2,300,000	2,297,011
0.56% 2/4/13	5,000,000	4,999,271

	Principal Amount	Value
ING U.S. Funding LLC yankee:
0.45% 1/4/13	$ 1,180,000	$ 1,179,978
0.53% 4/26/13	4,000,000	3,995,592
0.54% 4/26/13	10,000,000	9,988,980
JPMorgan Chase & Co. 0.3597% 1/25/13 (a)	25,000,000	25,002,300
Landesbank Hessen-Thuringen yankee:
0.3% 2/5/13	6,000,000	5,998,728
0.33% 2/5/13	53,000,000	52,988,756
0.39% 3/13/13	6,000,000	5,996,808
Liberty Street Funding LLC 0.22% 2/11/13 (Liquidity Facility Bank of Nova Scotia)	28,000,000	27,993,204
Lloyds TSB Bank PLC yankee:
0.45% 4/2/13	25,000,000	24,981,218
0.46% 3/18/13	5,000,000	4,997,081
0.47% 3/18/13	25,000,000	24,985,403
Mitsubishi UFJ Trust & Banking Corp. yankee:
0.33% 5/30/13	50,000,000	49,912,500
0.54% 1/8/13	19,000,000	18,999,278
Natexis Banques Populaires U.S. Finance Co. LLC yankee 0.47% 4/5/13	40,000,000	39,956,724
Nationwide Building Society yankee:
0.36% 4/26/13	5,000,000	4,994,931
0.38% 1/17/13	10,000,000	9,999,041
0.38% 4/2/13	15,000,000	14,989,164
0.52% 1/14/13	22,000,000	21,998,286
0.59% 2/28/13	7,650,000	7,646,861
Nordea North America, Inc. yankee:
0.23% 1/16/13	6,000,000	5,999,626
0.3% 5/6/13	30,000,000	29,973,120
0.31% 3/13/13	20,000,000	19,992,640
0.36% 2/19/13	9,000,000	8,997,996
Commercial Paper - continued
	Principal Amount	Value
Northern Pines Funding LLC:
0.4% 3/1/13 (Liquidity Facility Shanghai Bestway Marine Engineering Design Co. Ltd.)	$ 20,000,000	$ 19,991,666
0.4% 3/18/13 (Liquidity Facility Shanghai Bestway Marine Engineering Design Co. Ltd.)	22,000,000	21,987,154
0.51% 5/6/13 (Liquidity Facility Shanghai Bestway Marine Engineering Design Co. Ltd.)	24,000,000	23,969,424
PB Finance (Delaware), Inc. 0.48% 1/4/13	5,000,000	4,999,906
PNC Bank NA:
0.24% 2/12/13	2,000,000	1,999,666
0.53% 4/17/13	27,000,000	26,987,963
Rabobank USA Financial Corp. yankee:
0.41% 3/18/13	6,000,000	5,997,869
0.52% 1/10/13	24,000,000	23,998,999
0.52% 1/10/13	15,000,000	14,999,375
Salisbury Receivables Co. LLC 0.36% 1/14/13 (Liquidity Facility Barclays Bank PLC)	15,000,000	14,998,892
Sheffield Receivables Corp. yankee:
0.27% 1/11/13 (Liquidity Facility Barclays Bank PLC)	19,000,000	18,999,014
0.27% 1/14/13 (Liquidity Facility Barclays Bank PLC)	25,000,000	24,998,348
0.37% 1/11/13 (Liquidity Facility Barclays Bank PLC)	11,000,000	10,999,429
0.39% 1/9/13 (Liquidity Facility Barclays Bank PLC)	7,500,000	7,499,681

	Principal Amount	Value
Skandinaviska Enskilda Banken AB yankee:
0.31% 3/22/13	$ 5,000,000	$ 4,997,570
0.34% 5/2/13	12,000,000	11,988,518
0.37% 5/15/13	5,000,000	4,994,469
0.38% 5/15/13	6,000,000	5,993,363
0.42% 7/9/13	5,000,000	4,989,876
0.53% 1/10/13	15,000,000	14,999,651
0.55% 1/10/13	6,000,000	5,999,860
Societe Generale North America, Inc. yankee:
0.4% 1/3/13	12,000,000	11,999,770
0.43% 1/3/13	10,000,000	9,999,808
0.54% 1/2/13	25,000,000	24,999,680
0.6% 2/1/13	20,000,000	19,995,638
Sumitomo Mitsui Banking Corp. yankee:
0.34% 5/6/13	25,000,000	24,974,975
0.34% 6/3/13	15,000,000	14,979,788
Svenska Handelsbanken, Inc. yankee:
0.27% 2/13/13	2,000,000	1,999,488
0.3% 2/20/13	4,000,000	3,998,765
0.3% 4/2/13	15,000,000	14,991,158
0.3% 4/2/13	2,000,000	1,998,821
Swedbank AB yankee:
0.28% 2/25/13	7,000,000	6,997,521
0.28% 2/26/13	3,000,000	2,998,917
0.28% 3/14/13	21,670,000	21,659,908
0.355% 6/5/13	20,000,000	19,975,386
0.5% 1/28/13	7,000,000	6,998,922
UBS Finance, Inc. yankee:
0.3% 4/18/13	28,860,000	28,841,645
0.35% 4/18/13	35,000,000	34,977,740
Westpac Banking Corp. yankee:
0.32% 2/5/13	8,000,000	7,999,216
0.32% 2/8/13	11,000,000	10,998,785
TOTAL COMMERCIAL PAPER (Cost $1,318,543,353)		1,318,820,716
Cash Equivalents - 4.2%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.16%, dated 12/31/12 due 1/2/13 (Collateralized by U.S. Government Obligations) # (Cost $58,410,000)	$ 58,410,520	$ 58,410,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $1,376,953,353)		1,377,230,716
NET OTHER ASSETS (LIABILITIES) - 0.3%		3,627,110
NET ASSETS - 100%		$ 1,380,857,826
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$58,410,000 due 1/02/13 at 0.16%
Deutsche Bank Securities, Inc.	$ 28,655,342
UBS Securities LLC	29,754,658
$ 58,410,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	68.8%
United Kingdom	8.4%
Sweden	8.2%
Germany	4.6%
Norway	3.8%
Australia	3.3%
Japan	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

The North Carolina Capital Management Trust: Term Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $58,410,000) - See accompanying schedule: Unaffiliated issuers (cost $1,376,953,353)		$ 1,377,230,716
Cash		582
Receivable for fund shares sold		4,125,001
Interest receivable		1,249
Other receivables		125
Total assets		1,381,357,673

Liabilities
Payable for fund shares redeemed	$ 200,000
Distributions payable	3,328
Accrued management fee	296,519
Total liabilities		499,847

Net Assets		$ 1,380,857,826
Net Assets consist of:
Paid in capital		$ 1,380,569,229
Undistributed net investment income		6,491
Accumulated undistributed net realized gain (loss) on investments		4,743
Net unrealized appreciation (depreciation) on investments		277,363
Net Assets, for 142,623,288 shares outstanding		$ 1,380,857,826
Net Asset Value, offering price and redemption price per share ($1,380,857,826 ÷ 142,623,288 shares)		$ 9.68

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

The North Carolina Capital Management Trust: Term Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended December 31, 2012 (Unaudited)

Investment Income
Interest		$ 2,896,458

Expenses
Management fee	$ 1,707,423
Independent trustees' compensation	22,822
Total expenses before reductions	1,730,245
Expense reductions	(280,425)	1,449,820
Net investment income (loss)		1,446,638
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		4,743
Change in net unrealized appreciation (depreciation) on investment securities		98,048
Net gain (loss)		102,791
Net increase (decrease) in net assets resulting from operations		$ 1,549,429

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2012 (Unaudited)	Year ended June 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,446,638	$ 671,845
Net realized gain (loss)	4,743	2,043
Change in net unrealized appreciation (depreciation)	98,048	161,166
Net increase (decrease) in net assets resulting from operations	1,549,429	835,054
Distributions to shareholders from net investment income	(1,446,226)	(673,668)
Share transactions Proceeds from sales of shares	836,866,134	1,061,676,499
Reinvestment of distributions	1,423,789	647,853
Cost of shares redeemed	(381,803,129)	(198,615,455)
Net increase (decrease) in net assets resulting from share transactions	456,486,794	863,708,897
Total increase (decrease) in net assets	456,589,997	863,870,283

Net Assets
Beginning of period	924,267,829	60,397,546
End of period (including undistributed net investment income of $6,491 and undistributed net investment income of $6,079, respectively)	$ 1,380,857,826	$ 924,267,829
Other Information Shares
Sold	86,453,113	109,677,324
Issued in reinvestment of distributions	147,086	66,927
Redeemed	(39,442,472)	(20,518,126)
Net increase (decrease)	47,157,727	89,226,125

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended December 31, 2012	Years ended June 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.68	$ 9.68	$ 9.70	$ 9.69	$ 9.48	$ 9.33
Income from Investment Operations
Net investment income (loss) D	.011	.024	.019	.019	.149	.346
Net realized and unrealized gain (loss)	- G	(.006) E	.004 E	.033	.213	.145
Total from investment operations	.011	.018	.023	.052	.362	.491
Distributions from net investment income	(.011)	(.018)	(.022)	(.018)	(.152)	(.341)
Distributions from net realized gain	-	-	(.021)	(.024)	-	-
Total distributions	(.011)	(.018)	(.043)	(.042)	(.152)	(.341)
Net asset value, end of period	$ 9.68	$ 9.68	$ 9.68	$ 9.70	$ 9.69	$ 9.48
Total Return B, C	.12%	.19%	.23%	.54%	3.86%	5.35%
Ratios to Average Net Assets F
Expenses before reductions	.27% A	.28%	.28%	.28%	.28%	.28%
Expenses net of fee waivers, if any	.23% A	.20%	.27%	.27%	.27%	.27%
Expenses net of all reductions	.23% A	.20%	.27%	.27%	.27%	.27%
Net investment income (loss)	.22% A	.25%	.20%	.19%	1.55%	3.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,380,858	$ 924,268	$ 60,398	$ 70,652	$ 74,565	$ 66,190
Portfolio turnover rate	0%	0%	71%	202%	229%	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2012 (Unaudited)

1. Organization.

Cash Portfolio and Term Portfolio (the Funds) are funds of The North Carolina Capital Management Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Trust are offered exclusively to local government and public authorities of the state of North Carolina. Each Fund is authorized to issue an unlimited number of shares.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Term Portfolio attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Term Portfolio's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Term Portfolio, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For commercial paper, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

For the Cash Portfolio, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Term Portfolio, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Term Portfolio and trades executed through the end of the current business day for the Cash Portfolio. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. The independent Trustees may elect to defer receipt of all or a portion of their annual fees under the Trustees' Deferred Compensation Plan ("the Plan"). Interest is accrued on amounts deferred under the Plan based on the prevailing 90 day Treasury Bill rate.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Cash Portfolio	$ 4,080,021,965	$ -	$ -	$ -
Term Portfolio	1,376,953,353	296,571	(19,208)	277,363

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provides the Funds with investment management related services for which the Funds pay a monthly management fee based upon a graduated series of annual rates ranging between .195% and .275% of each Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the Funds is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees. For the period each Fund's annualized management fee rate, expressed as a percentage of each Fund's average net assets, was as follows:

Cash Portfolio	.24%
Term Portfolio	.27%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted a separate Distribution and Service plan. The Funds do not pay any fees for these services. FMR pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Distribution and Service fee from the management fee paid by each fund based on a graduated series of rates ranging from .06% to .08% of each Fund's average net assets. For the period, FMR paid FDC $913,618 and $234,546 on behalf of Cash and Term Portfolios, respectively, all of which was paid to the Capital Management of the Carolinas LLC.

Semiannual Report

4. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive a portion of each Fund's management fee during the period. The amount of the waiver for each Fund was as follows:

Cash Portfolio	$ 757,729
Term Portfolio	280,425

5. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Cash Portfolio

Term Portfolio

Each year, typically in October, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly each quarter and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. While the full Board or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board (including certain of those described herein) may be conducted through the Board's Audit Committee.

At its October 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in each fund have other investment choices available to them, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel, and also considered the funds' investment objectives, strategies and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the investment adviser's supervision of, and coordination with, third party service providers, principally Capital Management of the Carolinas, the funds' regional distributor, as well as the third parties acting as the funds' custodian and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index (Term Portfolio only, as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark") (Term Portfolio only), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund.

The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Cash Portfolio

The Board reviewed Cash Portfolio's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile for the one-year period and the first quartile for the three-and five-year periods.

Term Portfolio

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board reviewed Term Portfolio's relative investment performance against its peer group and noted that the performance of the fund was in the fourth quartile for all the periods shown. The Board also noted that the investment performance of Term Portfolio compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board considered that Term Portfolio had underperformed its peers on a net basis primarily as a result of a very narrow spread between agency discount notes and U.S. Treasury bills throughout the year, which limited the investment opportunities in the marketplace for the fund.

The Board noted that each fund's performance is also influenced by the investment parameters imposed by the laws of North Carolina, which restrict the flexibility of the funds when compared to other funds in their respective Lipper universes. For example, unlike other institutional money market funds, Cash Portfolio may not engage in reverse repurchase agreements or invest in certain certificates of deposit and repurchase agreements that are backed by collateral other than U.S. Treasury securities, the use of which might increase yield.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which the funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 11% would mean that 89% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting distribution and service fee payments made by FMR to Fidelity Distributors Corporation, the funds' distributor, from the fund's all-inclusive fee. In this regard, the Board realized that net management fees can vary from year to year because of differences in non-management expenses.

Semiannual Report

Cash Portfolio

Term Portfolio

The Board noted that each fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each fund's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered information concerning the total expense ratios of the ASPG.

The Board noted that Term Portfolio's total expense ratio ranked below its competitive median for 2011, and that Cash Portfolio's total expense ratio ranked equal to its competitive median for 2011.

The Board considered that Capital Management of the Carolinas has been voluntarily waiving part of each fund's distribution and service fee and FMR has been voluntarily waiving part of each fund's management fees to increase each fund's yield.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted that the management fees charged by Fidelity to the funds are among the lowest in the Fidelity complex for each of their respective disciplines.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of the funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board considered whether there were any fall-out benefits that FMR derives from its relationship with the Trust. The Board concluded that FMR did not derive any fall-out benefits and that any potential fall-out benefits would be de minimis.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Semiannual Report

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the funds, whether the funds have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board concluded that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested and received additional information on certain topics, including (i) the fees paid by other mutual funds advised by FMR and institutional accounts for which FMR or one or more of its affiliates provides investment advisory services; (ii) the management fees paid by other pooled investment vehicles that have investment objectives similar to Cash Portfolio or Term Portfolio and are available exclusively to state and local governments; and (iii) portfolio manager compensation.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Distribution Agent

Capital Management of the Carolinas, L.L.C.
Charlotte, NC

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Wells Fargo Bank
San Francisco, CA

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the The North Carolina Capital Management Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the The North Carolina Capital Management Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The North Carolina Capital Management Trust

By:	/s/John R. Hebble
John R. Hebble
President, Treasurer and Chief Financial Officer

Date:	February 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President, Treasurer and Chief Financial Officer

Date:	February 21, 2013